Equity Incentive Plan - Schedule of Weighted-Average Black-Scholes Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividends (as percent)	1.22%	1.27%	1.21%
Expected term	9 years 4 months 6 days	7 years 9 months 15 days	8 years 8 months 16 days
Expected volatility (as percent)	24.00%	26.00%	26.00%
Risk-free rate (as percent)	2.83%	2.23%	2.02%